Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3 - Recurring	Sep. 30, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	May 11, 2021 $ / shares USD ($)
Public Warrants [Member] | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $		11.50
Public Warrants [Member] | Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $ / shares		10.10
Public Warrants [Member] | Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $		5.36
Public Warrants [Member] | Probability of Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		1.000
Public Warrants [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		0.074
Public Warrants [Member] | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		0.0128
Public Warrants [Member] | Dividend yield (per share)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input		0.0000
Private Warrants | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	11.50	11.50	11.50
Private Warrants | Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $ / shares	10.36	10.10	10.00
Private Warrants | Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	5.4	7.4	5.75
Private Warrants | Probability of Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	5.0	100.0	0.750
Private Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	5.11	5.36	0.170
Private Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	3.97	1.28	0.0097
Private Warrants | Dividend yield (per share)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.00	0.00	0.0000